DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 12, 2020	Dec. 31, 2022	Dec. 31, 2020
Dividends [Line Items]
Dividends			$ 79,116
The period that the quarterly dividend program was suspended		2020-05
Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends			79,116
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share	$ 0.05504
Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends			$ 79,116